Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax
Schedule of reconciliation between tax expense and accounting loss at applicable tax rates

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Loss before taxation	(1,946,235)	(2,510,940)	(1,650,800)
Notional tax benefit on loss before taxation, calculated at the rates applicable to losses in the jurisdictions concerned	(292,888)	(438,268)	(425,286)
Tax effect of non-deductible share-based compensation expenses	205,417	230,195	104,076
Tax effect of additional deduction on research and development expenses	(76,498)	(111,813)	(130,825)
Tax effect of preferential income tax rate applicable to subsidiaries	47,479	73,651	69,511
Tax effect of non-taxable interest income	(14,467)	(19,894)	(20,242)
Tax effect of withholding tax on interest income (Note (iii)(vi))	2,826	5,868	4,100
Tax effect of unused tax losses and deductible temporary differences not recognized	130,997	266,129	402,766
Income tax	2,866	5,868	4,100

Notes:

(iii)	the U.S.

Under the United States Internal Revenue Code, the subsidiary of the Group established in the U.S. is subject to a unified Federal CIT rate of 21% and state income and franchise tax of 8.84%.

Interest income derived by the Company from the U.S. is subject to 30% U.S. federal withholding tax.

(vi)	the PRC

Under the PRC Corporate Income Tax (“CIT”) Law, the subsidiaries of the Group established in the PRC and the former VIE are subject to a unified statutory CIT rate of 25%, unless otherwise specified.

Guangzhou WeRide Tech. Co.,Ltd. and WeRide Robotaxi (Beijing) Tech. Co.,Ltd. had obtained approvals from the tax bureau to be taxed as enterprises with advanced and new technologies for the period from the calendar years from 2022 to 2024 and from 2024 to 2026, respectively, and therefore enjoyed a preferential PRC CIT rate of 15%. Guangzhou Wenyuan has successfully completed the re-certification as a high-tech enterprise and continues to enjoy the preferential tax policies from 2025 to 2027.

Interest income derived by the Company and its subsidiary in Hong Kong from the Chinese Mainland are subject to CIT on a withholding basis at rate of 10%.

No provision for income taxes has been made for the years ended December 31, 2023, 2024 and 2025 as the Company and its subsidiaries, and the former VIE and its subsidiaries have either sustained loss for tax purpose or their unused tax losses were sufficient to cover their estimated assessable profits for the year.

Schedule of changes in deferred tax assets and liabilities

	Assets			Liabilities
	Tax	Lease		Intangible	Right-of-use
	losses	liabilities	Total	assets	assets	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax arising from:
As of January 1, 2024	2,781	7,731	10,512	(5,483)	(8,518)	(14,001)
(Charged) /credited to profit or loss	(401)	299	(102)	997	(895)	102
As of December 31, 2024	2,380	8,030	10,410	(4,486)	(9,413)	(13,899)
(Charged) /credited to profit or loss	703	3,393	4,096	997	(5,093)	(4,096)
As of December 31, 2025	3,083	11,423	14,506	(3,489)	(14,506)	(17,995)

Schedule of reconciliations to the consolidated statements of financial position

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Net deferred tax assets in the consolidated statements of financial position	997	—
Net deferred tax liabilities in the consolidated statements of financial position	(4,486)	(3,489)

Schedule of deferred tax assets not recognized

	As of December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Within 1 year	11,174	32,408	36,658
More than 1 year but within 5 years	626,232	1,147,924	1,301,948
More than 5 years	2,031,678	3,082,867	4,659,667
	2,669,084	4,263,199	5,998,273